"Name of
Issuing
Entity"	Check if Registered	"Name of
Originator"	"Total Assets in ABS
by Originator"			"Assets That Were
Subject of
Demand"			"Assets That Were
Repurchased or
Replaced"			"Assets Pending
Repurchase or
Replacement
(within cure
period)"			"Demand in
Dispute"			"Demand
Withdrawn"			Demand Rejected
(a)	(b)	(c)	"(#)
(d)"	"($)
(e)"	"(% of principal balance)
(f)"	"(#)

($)



(g)"	(h)	"(% of principal balance)
(i)"	"(#)

($)



(j)"	(k)	"(% of principal balance)
(l)"	"(#)

($)



(m)"	(n)	"(% of principal balance)
(o)"	"(#)

($)



(p)"	(q)	"(% of principal balance)
(r)"	"(#)

($)



(s)"	(t)	"(% of principal balance)
(u)"	"(#)

($)



(v)"	(w)	"(% of principal balance)
(x)"
Asset Class A
Tidewater Finance Company		Same	" 8,929 "	" $164,835,164 "


Total			" 8,929 "	" $164,835,164 "		#	$		 -   	 $-   		#	$		#	$		#	$		#	$

"During the year $332,904 was repurchased based on " representation and warrantee but not based upon any demands by investors or trustees.